United States
 Securities And Exchange Commission
           Washington, DC  20549

                    FORM  13F

        FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 1999

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
                34th Floor
                New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY November 10, 1999

Report Type (Check only one.)

[X]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name




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                                                        Dudley & Company, LLC
                                                              FORM 13F
                                                                 13F
                                                         September 30, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Access Worldwide               COM              004319109       47    26923 SH       Sole                    26923
Bank of New York               COM              064057102     5858   175200 SH       Sole                   175200
Boeing Corp.                   COM              097023105      256     6000 SH       Sole                     6000
Bristol-Myers Squibb           COM              110122108      159     2356 SH       Sole                     2356
CBS Corporation                COM              12490K107       74     1597 SH       Sole                     1597
Capstead Mortgage              COM              14067E100      109    27700 SH       Sole                    27700
Cintas Corp                    COM              172908105     4798    83000 SH       Sole                    83000
Cox Comm CL A                  COM              224044107    12608   301990 SH       Sole                   301990
Dal-Tile Int'l                 COM              23426R108     6064   763980 SH       Sole                   763980
Dal-Tile Int'l/R               COM              23426R108     1717   216321 SH       Sole                   216321
Deere & Company                COM              244199105      248     6400 SH       Sole                     6400
EntreMed Inc.                  COM              29382F103     5547   256500 SH       Sole                   256500
Fannie Mae                     COM              313586109     8576   136800 SH       Sole                   136800
H & R Block Inc.               COM              093671105     7521   173150 SH       Sole                   173150
Hawaiian Electric              COM              419870100      925    26300 SH       Sole                    26300
Hewlett-Packard Co.            COM              428236103      219     2389 SH       Sole                     2389
Hibernia Corp                  COM              428656102      279    24000 SH       Sole                    24000
Int'l Business Machine         COM              459200101      256     2112 SH       Sole                     2112
Integ, Inc.                    COM              458100104       27    14463 SH       Sole                    14463
Integra, Inc.                  COM              45811M105        7     5000 SH       Sole                     5000
Integrated Meas. Sys           COM              457923100     2119   165400 SH       Sole                   165400
Japan OTC Fund                 COM              471091108     2430   187800 SH       Sole                   187800
Linear Technology              COM              535678106    27661   470576 SH       Sole                   470576
MBIA, Inc.                     COM              55262C100      273     5800 SH       Sole                     5800
Mettler-Toledo Int'l           COM              592688105    14084   475424 SH       Sole                   475424
Millennium Pharm.              COM              599902103     1223    18813 SH       Sole                    18813
Mobil Corporation              COM              607059102     9088    90200 SH       Sole                    90200
Molex Inc. Cl A                COM              608554200     8602   265700 SH       Sole                   265700
Pall Corporation               COM              696429307      232    10000 SH       Sole                    10000
Phelps Dodge Corp.             COM              717265102     8246   149750 SH       Sole                   149750
Praxair Inc.                   COM              74005P104     9117   198200 SH       Sole                   198200
Rational Software              COM              75409P202      293    10000 SH       Sole                    10000
Schlumberger Ltd.              COM              806857108     7655   122850 SH       Sole                   122850
Sola International             COM              834092108     8865   571928 SH       Sole                   571928
St Mary Land & Expl.           COM              792228108    16844   644731 SH       Sole                   644731
Summo Minerals                 COM              86636K106       24   500000 SH       Sole                   500000
Summo Minerals/Res             COM              86636K106      195  4058806 SH       Sole                  4058806
Sunglass Hut Int'l Inc.        COM              86736F106      412    39000 SH       Sole                    39000
Waters Corporation             COM              941848103    10108   166904 SH       Sole                   166904
Western Resources              COM              959425109      256    12000 SH       Sole                    12000
REPORT SUMMARY                 40 DATA RECORDS              183022            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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